Deferred income (Tables)	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Deferred income
	2023	2022
Current	€'000	€'000
Grant – C5 (IAPMEI)	330	186
Income Deferrals - Exolum	800	-
Income Deferrals – CSIC	245	-
	1,375	186
Non-Current
Grant – C5 (IAPMEI)	5,642	2,925
	5,642	2,925